CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues	$ 142,164	$ 171,603
Cost of revenues	91,171	115,250
Gross profit	50,993	56,353
Operating expenses:
Research and development, net	12,418	14,035
Selling and marketing	19,583	20,931
General and administrative	11,636	9,649
Total operating expenses	43,637	44,615
Operating income	7,356	11,738
Financial expenses, net	2,939	4,680
Income before taxes	4,417	7,058
Taxes on income	2,532	1,762
Equity loss in affiliates	314
Net income	$ 1,571	$ 5,296
Basic net income per share	$ 0.02	$ 0.07
Diluted net income per share	$ 0.02	$ 0.07
Weighted average number of shares used in computing basic net income per share	80,153,038	78,155,810
Weighted average number of shares used in computing diluted net income per share	82,192,544	80,457,636